UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                               By:     /s/ William C. Buell
                                       ------------------------------------
                                       William C. Buell
                                       Vice President

                              Date:    November 7, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1 relating to the October 25, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Corp, 2006-FRE1
                                  October 25, 2006

                                Table of Contents
Factor Report                                                                 3
Distribution Report                                                           4
Principal Funds Remittance Report                                             5
Interest Funds Remittance Report                                              5
Prepayment Penalties Report                                                   6
Prepayment Penalties Historical 12 Month Trend                                6
Collateral Pool Detail                                                        7
Advance Reporting                                                             7
Pooled Weighted Average Remaining Terms and Net Mortgage Rates                7
Delinquent Mortgage Loans                                                     8
Delinquency Trend Group                                                       9
Bankruptcies                                                                 10
Foreclosures                                                                 11
REO Properties                                                               12
REO Property Scheduled Balance                                               13
Principal Payoffs by Group occurred in this Distribution                     14
Realized Loss Group Report                                                   16


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Patrick B. Okas
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 NYP, 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4469 / Fax: (212) 623-5858

                 J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                  October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                  FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1      46626LFX3          758.21955591     40.80730472          3.51308396           44.32038867       717.41225119      5.560000%
A2      46626LFK1          430.47838090     80.99218321          1.93715270           82.92933591       349.48619769      5.400000%
A3      46626LFL9        1,000.00000000      0.00000000          4.60000000            4.60000000     1,000.00000000      5.520000%
A4      46626LFM7        1,000.00000000      0.00000000          4.68333333            4.68333333     1,000.00000000      5.620000%
M1      46626LFN5        1,000.00000000      0.00000000          4.76666658            4.76666658     1,000.00000000      5.720000%
M2      46626LFP0        1,000.00000000      0.00000000          4.79166671            4.79166671     1,000.00000000      5.750000%
M3      46626LFQ8        1,000.00000000      0.00000000          4.80000000            4.80000000     1,000.00000000      5.760000%
M4      46626LFR6        1,000.00000000      0.00000000          4.87500000            4.87500000     1,000.00000000      5.850000%
M5      46626LFS4        1,000.00000000      0.00000000          4.90833324            4.90833324     1,000.00000000      5.890000%
M6      46626LFT2        1,000.00000000      0.00000000          5.00000000            5.00000000     1,000.00000000      6.000000%
M7      46626LFU9        1,000.00000000      0.00000000          5.48333355            5.48333355     1,000.00000000      6.580000%
M8      46626LFV7        1,000.00000000      0.00000000          5.65000000            5.65000000     1,000.00000000      6.780000%
M9      46626LFW5        1,000.00000000      0.00000000          6.40000000            6.40000000     1,000.00000000      7.680000%
M10     46626LFY1        1,000.00000000      0.00000000          6.52500041            6.52500041     1,000.00000000      7.830000%
M11     46626LFZ8        1,000.00000000      0.00000000          6.52500000            6.52500000     1,000.00000000      7.830000%
P          N/A           1,000.00000000      0.00000000  2,828,565.70000000    2,828,565.70000000     1,000.00000000      0.000000%
TOTALS                     811.74563738     28.61462004          4.15632606           32.77094610       783.13101734
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          NOTIONAL         PRINCIPAL           INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C          N/A             819.15532928      0.00000000          0.81133847            0.81133847       791.58378898      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                                  ENDING
             FACE             PRINCIPAL                                                         REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL          INTEREST            TOTAL      LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        279,696,000.00    212,070,976.91     11,413,639.90        982,595.53     12,396,235.43   0.00     0.00     200,657,337.01
A2        203,526,000.00     87,613,542.95     16,484,015.08        394,260.94     16,878,276.02   0.00     0.00      71,129,527.87
A3        248,661,000.00    248,661,000.00              0.00      1,143,840.60      1,143,840.60   0.00     0.00     248,661,000.00
A4         25,395,000.00     25,395,000.00              0.00        118,933.25        118,933.25   0.00     0.00      25,395,000.00
M1         40,496,000.00     40,496,000.00              0.00        193,030.93        193,030.93   0.00     0.00      40,496,000.00
M2         36,953,000.00     36,953,000.00              0.00        177,066.46        177,066.46   0.00     0.00      36,953,000.00
M3         22,273,000.00     22,273,000.00              0.00        106,910.40        106,910.40   0.00     0.00      22,273,000.00
M4         20,248,000.00     20,248,000.00              0.00         98,709.00         98,709.00   0.00     0.00      20,248,000.00
M5         17,717,000.00     17,717,000.00              0.00         86,960.94         86,960.94   0.00     0.00      17,717,000.00
M6         16,198,000.00     16,198,000.00              0.00         80,990.00         80,990.00   0.00     0.00      16,198,000.00
M7         15,692,000.00     15,692,000.00              0.00         86,044.47         86,044.47   0.00     0.00      15,692,000.00
M8         14,174,000.00     14,174,000.00              0.00         80,083.10         80,083.10   0.00     0.00      14,174,000.00
M9         11,136,000.00     11,136,000.00              0.00         71,270.40         71,270.40   0.00     0.00      11,136,000.00
M10        12,149,000.00     12,149,000.00              0.00         79,272.23         79,272.23   0.00     0.00      12,149,000.00
M11        10,630,000.00     10,630,000.00              0.00         69,360.75         69,360.75   0.00     0.00      10,630,000.00
P                 100.00            100.00              0.00        282,856.57        282,856.57   0.00     0.00             100.00
R                   0.00              0.00              0.00              0.00              0.00   0.00     0.00               0.00
TOTALS    974,944,100.00    791,406,619.86     27,897,654.98      4,052,185.57     31,949,840.55   0.00     0.00     763,508,964.88
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             NOTIONAL                                                     REALIZED   DEFERRED      NOTIONAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       1,011,827,945.46    828,844,253.84              0.00        820,934.94        820,934.94   0.00     0.00     800,946,598.86
-----------------------------------------------------------------------------------------------------------------------------------


             J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                  October 25, 2006

Dates:
Record Date                                                                                            10/24/60
Determination Date                                                                                     10/16/06
Distribution Date                                                                                      10/25/06


  Principal Funds Remitance Report
                                         Group 1         Group 2           Total
Scheduled Principal Payments          210,492.39      326,038.95      536,531.34
Principal Prepayments              10,931,488.34   15,448,117.22   26,379,605.56
Curtailments                            3,401.73       11,759.83       15,161.56
Cutailment Interest Adjustments           -48.76         -118.90         -167.66
Repurchased Principal Amounts               0.00            0.00            0.00
Substitution Principal Amounts              0.00            0.00            0.00
Net Liquidation Proceeds                    0.00      307,138.59      307,138.59
Other Principal Adjustments                 0.00            0.00            0.00
Non Recoverable Prin Advances           2,479.73            0.00        2,479.73
Total Principal Remitance Amount   11,142,853.97   16,092,935.69   27,235,789.66

  Interest Funds Remitance Report
                                        Group 1         Group 2          Total
Scheduled Gross Interest              1,929,829.55   3,299,033.99   5,228,863.54
Servicing Fees                          127,576.29     217,775.45     345,351.74
Trustee Fees                                765.42       1,306.68       2,072.10
Custodian Fees                              510.31         871.10       1,381.41
Trust Oversight Manager Fees              3,827.29       6,533.26      10,360.55
Non Recoverable Interest Advances        24,520.65           0.00      24,520.65
Interest Adjust From Prior Periods            0.00           0.00           0.00
Total Interest Remitance Amount       1,772,629.60   3,072,547.49   4,845,177.09


Prepayment Penalties Report
                                  Number of Loans Prepaid with      Balance of Loans Prepaid with      Amount of Prepayment
                                   Respect to which Prepayment        Respect to which Prepayment       Penalties Collected
                                      Penalties were Collected           Penalties were Collected
Group 1                                                     29                       5,350,475.27                146,476.08
Group 2                                                     24                       4,728,130.55                136,380.49
Total                                                       53                      10,078,605.82                282,856.57


Collateral Pool Detail
                               Beginning Number        Ending Number            Beginnning                         Ending
                                       of Loans             of Loans             Aggregate                      Aggregate
                                    Outstanding          Outstanding          Loan Balance                   Loan Balance
Group 1                                   1,754                1,694        306,183,150.54                 294,396,067.75
Group 2                                   2,385                2,307        522,661,103.30                 506,550,531.11
Total                                     4,139                4,001        828,844,253.84                 800,946,598.86


Advance Reporting
                           Current              Aggregate
                           Advances              Advances

Group 1                       0.00                   0.00
Group 2                       0.00                   0.00
Total                         0.00                   0.00

Pooled Weighted Average Remaining Terms and Net Mortgage Rates
                 Weighted Average                       Weighted Average
                   Remaining Term                           Net Mortgage
                      to Maturity                                   Rate
Group 1                    347.69                               7.04343%
Group 2                    347.39                               7.05439%
Total                      347.50                               7.05034%

Delinquent Mortgage Loans
           Group 1
           Category            Number         Principal Balance    Percentage
           1 Month                 79             12,921,898.09         4.39%
           2 Month                 27              3,754,281.65         1.28%
           3 Month                  8                849,101.94         0.29%
            Total                 114             17,525,281.68         5.95%
  Delinquent Mortgage Loans
           Group 2
           Category            Number         Principal Balance    Percentage
           1 Month                112             26,358,328.61         5.20%
           2 Month                 39              8,744,896.41         1.73%
           3 Month                 24              2,404,480.99         0.47%
            Total                 175             37,507,706.01         7.40%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

     Bankruptcies
     Group Number  Number of Loans      Principal Balance   Percentage
              1          12                  1,643,655.52        0.56%
              2          21                  4,171,951.41        0.82%
         Total           33                  5,815,606.93        0.73%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              0
Principal Balance of Bankruptcy Loans that are Current                                                0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              278,597.05
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                10
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                           1,365,058.47
Total Number of Bankruptcy Loans                                                                        12
Total Principal Balance of Bankruptcy Loans                                                   1,643,655.52

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                              4
Principal Balance of Bankruptcy Loans that are Current                                        1,198,924.01
Number of Bankruptcy Loans that are 1 Month Delinquent                                                   1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                39,649.47
Number of Bankruptcy Loans that are 2 Months Delinquent                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                               54,024.53
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                15
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                           2,879,353.40
Total Number of Bankruptcy Loans                                                                        21
Total Principal Balance of Bankruptcy Loans                                                   4,171,951.41

   Foreclosures
   Group Number   Number of Loans    Principal Balance    Percentage
           1            79               13,118,604.12         4.46%
           2            109              28,872,171.19         5.70%
      Total             188              41,990,775.31         5.24%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                0
Principal Balance of Foreclosure Loans that are Current                                                  0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                     0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                       0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                    2
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                567,793.03
Number of Foreclosure Loans that are 3+ Months Delinquent                                                  77
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            12,550,811.09
Total Number of Foreclosure Loans                                                                          79
Total Principal Balance of Foreclosure Loans                                                    13,118,604.12

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                0
Principal Balance of Foreclosure Loans that are Current                                                  0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                     1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                 297,489.52
Number of Foreclosure Loans that are 2 Months Delinquent                                                    2
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                467,182.89
Number of Foreclosure Loans that are 3+ Months Delinquent                                                 106
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            28,107,498.78
Total Number of Foreclosure Loans                                                                         109
Total Principal Balance of Foreclosure Loans                                                    28,872,171.19

REO Properties
 Group Number     Number of Loans  Principal Balance     Percentage
          1              17            2,740,161.34           0.93%
          2              16            5,041,471.47           1.00%
     Total               33            7,781,632.81           0.97%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                       17
Principal Balance of REO Loans that are 3+ Months Delinquent                                  2,740,161.34
Total Number of REO Loans                                                                               17
Total Principal Balance of REO Loans                                                          2,740,161.34

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                     0
Principal Balance of REO Loans that are Current                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                       16
Principal Balance of REO Loans that are 3+ Months Delinquent                                  5,041,471.47
Total Number of REO Loans                                                                               16
Total Principal Balance of REO Loans                                                          5,041,471.47


REO Property Scheduled Balance
   Group Number     Loan Number          REO Date    Schedule Principal Balance
        1            1000279041        01/01/2006                   60,781.61
        1            1000281864        04/01/2006                  261,039.51
        1            1000283189        11/01/2005                  349,469.69
        1            1000283324        12/01/2005                  320,361.91
        1            5000172276        03/01/2006                   71,352.54
        1            5000174848        11/01/2005                  102,865.79
        1            5000177759        02/01/2006                   60,727.92
        1            5000180727        03/01/2006                   98,136.05
        1            5000182567        12/01/2005                  210,450.25
        1            6000175624        12/01/2005                  198,192.09
        1            6000179490        03/01/2006                  112,608.58
        1            6000182582        01/01/2006                  109,407.50
        1            6000182717        12/01/2005                  218,743.68
        1            6000184892        12/01/2005                  111,588.78
        1            6000186225        11/01/2005                  147,610.63
        1            7000168898        01/01/2006                  132,649.34
        1            7000169751        12/01/2005                  174,175.47
        2            1000279265        11/01/2005                  465,835.98
        2            1000279593        12/01/2005                  495,905.31
        2            1000282143        11/01/2005                  301,439.16
        2            5000172495        01/01/2006                  126,004.75
        2            5000174303        12/01/2005                  370,461.00
        2            5000175306        01/01/2006                  192,530.78
        2            5000180970        02/01/2006                  210,365.88
        2            5000181281        11/01/2005                  210,506.37
        2            6000179838        01/01/2006                   27,490.60
        2            6000184762        12/01/2005                  110,526.09
        2            6000185453        11/01/2005                  426,601.46
        2            6000187226        01/01/2006                  175,418.34
        2            7000168733        01/01/2006                  435,508.80
        2            7000168905        12/01/2005                  716,884.43
        2            7000169410        12/01/2005                  589,126.74
        2            7000170403        11/01/2005                  186,865.78
      Total                                                      7,781,632.81


Principal Payoffs by Group occured in this Distribution
    Group Number    Number of Loans          Principal Balance        Percentage
             1                    0              11,573,237.42             3.93%
             2                    0              15,772,892.31             3.11%
        Total                     0              27,346,129.73             3.41%

    Realized Loss Group Report
           Group Number   Current Loss   Cumulative Loss     Ending Balance  Balance of Liquidated Loans   Net Liquidation Proceeds
                 1          641,749.08        987,542.34     294,396,067.75                   83,630.70                    0.00
                 2           17,636.50         20,600.02     506,550,531.11                  877,344.82              307,138.59
               TOTAL        659,385.58      1,008,142.36     800,946,598.86                  960,975.52              307,138.59

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       659,385.58
Group 1                                                                                              641,749.08
Group 2                                                                                               17,636.50

Cumulative Realized Losses - Reduced by Recoveries                                                 1,008,142.36
Group 1                                                                                              987,542.34
Group 2                                                                                               20,600.02

Current Applied Losses                                                                                     0.00
Cumulative Applied Losses                                                                                  0.00

Trigger Event                                                                                                NO
TEST I - Trigger Event Occurrence                                                                            NO
(Is Delinquency Percentage > 31.75% of Senior Enhancement percentage ?)
Delinquency Percentage                                                                                 8.90706%
31.75% of Senior Enhancement percentage                                                               10.08622%
OR
TEST II - Trigger Event Occurrence                                                                           NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                   0.09964%
Required Cumulative Loss %                                                                             0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                             37,437,633.98
Ending Overcollateralization Amount                                                               37,437,633.98
Ending Overcollateralization Deficiency                                                                    0.00
Overcollateralization Release Amount                                                                       0.00
Monthly Excess Interest                                                                            1,096,491.12
Payment to Class C                                                                                   820,934.94

Certificate Interest Shortfall Detail:
Interest Carryforward Amount Occured This Period                                                           0.00
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Interest Carryforward Amount Paid This Period                                                              0.00
Class A-1                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Swap Account:
Net Swap Payment Due                                                                                       0.00
Net Swap Payment Paid                                                                                      0.00
Net Swap Receipt Due                                                                                 406,952.17

Beginning Balance                                                                                      1,000.00
Additions to the Swap Account                                                                        406,952.17
Withdrawals from the Swap Account                                                                    406,952.17
Ending Balance                                                                                         1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                      1,000.00
Additions to the Basis Risk Reserve Fund                                                              20,643.02
Divident Earnings on the Basis Risk Reserve Fund                                                           0.00
Withdrawals from the Basis Risk Reserve Fund                                                          20,643.02
Ending Balance                                                                                         1,000.00

Interest Accrual Period:
Start Date                                                                                   September 25, 2006
End Date                                                                                       October 25, 2006
Number of Days in Accrual Period                                                                             30

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                              5,843.21
Class M-10                                                                                             7,893.37
Class M-11                                                                                             6,906.45

Interest Carryover Amount Paid This Period
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                              5,843.21
Class M-10                                                                                             7,893.37
Class M-11                                                                                             6,906.45

Remaining Interest Carryover Amount
Class A-1                                                                                                  0.00
Class A-2                                                                                                  0.00
Class M-1                                                                                                  0.00
Class A-3                                                                                                  0.00
Class A-4                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                              0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                       0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                       0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                       0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                       0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                      0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                      0.00
Prepayment Interest Shortfall Allocated to Class C                                                         0.00

Total Relief Act Interest Shortfall occured this distribution                                            345.20

Relief Act Interest Shortfall Allocated to Class A-1                                                       0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                       0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                       0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                       0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                      0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                      0.00
Relief Act Interest Shortfall Allocated to Class C                                                       345.20

Available Net Funds Cap to Libor Certificates                                                          7.050344

One-Month LIBOR for Such Distribution Date                                                             5.330000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                              5.560000
Class A-2                                                                                              5.400000
Class A-3                                                                                              5.520000
Class A-4                                                                                              5.620000
Class M-1                                                                                              5.720000
Class M-2                                                                                              5.750000
Class M-3                                                                                              5.760000
Class M-4                                                                                              5.850000
Class M-5                                                                                              5.890000
Class M-6                                                                                              6.000000
Class M-7                                                                                              6.580000
Class M-8                                                                                              6.780000
Class M-9                                                                                              7.680000
Class M-10                                                                                             7.830000
Class M-11                                                                                             7.830000
Deferred Amounts Detail:

(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Deferred Amount Paid This Period                                                                           0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00
Deferred Amount Occured This Period                                                                        0.00
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Remaining Deferred Amount
Class M-1                                                                                                  0.00
Class M-2                                                                                                  0.00
Class M-3                                                                                                  0.00
Class M-4                                                                                                  0.00
Class M-5                                                                                                  0.00
Class M-6                                                                                                  0.00
Class M-7                                                                                                  0.00
Class M-8                                                                                                  0.00
Class M-9                                                                                                  0.00
Class M-10                                                                                                 0.00
Class M-11                                                                                                 0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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